Interests in other entities - Disclosure of Other Investments (Details) - Financial assets at fair value through OCI - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Other investments, beginning balance	€ 7,051	€ 3,881	€ 753
Additions	490	2,000	3,878
Fair value adjustment	(2,546)	1,343	150
Derecognition due to step acquisition	0	0	(900)
Reclassification to joint ventures and associates	0	(173)	0
Other investments, ending balance	€ 4,995	€ 7,051	€ 3,881